PROPERTY AND EQUIPMENT (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Property, Plant and Equipment [Line Items]
Cost:	$ 22	$ 22
Accumulated depreciation and amortization:	22	20
Property and equipment, net		2
Computer and equipment [Member]
Property, Plant and Equipment [Line Items]
Cost:	19	19
Accumulated depreciation and amortization:	19	17
Furniture and fixtures [Member]
Property, Plant and Equipment [Line Items]
Cost:	3	3
Accumulated depreciation and amortization:	$ 3	$ 3